Financial Risk Management and Fair Values - Remaining Contractual Maturities of Non-derivative Financial Liabilities Based on Contractual Undiscounted Cash Flows (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, Contractual undiscounted cash outflow	¥ 86,338	¥ 53,282
Lease liabilities, Contractual undiscounted cash outflow	140,776	157,081
Trade and other payables and accrued charges, Contractual undiscounted cash outflow	20,892	21,300
Long-term payables, Contractual undiscounted cash outflow	429
Non-derivative financial liabilities, Total contractual undiscounted cash outflow	248,435	231,663
Borrowings, Carrying amount	78,233	51,180	[1]
Lease liabilities, Carrying amount	121,213	134,074	[1]
Trade and other payables and accrued charges, Carrying amount	20,892	21,300	[1]
Long term payables, Carrying amount	385
Non-derivative financial liabilities, Total carrying amount	220,723	206,554	[1]
Within 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, Contractual undiscounted cash outflow	41,378	38,304
Lease liabilities, Contractual undiscounted cash outflow	25,752	25,404
Trade and other payables and accrued charges, Contractual undiscounted cash outflow	20,892	21,300
Long-term payables, Contractual undiscounted cash outflow	111
Non-derivative financial liabilities, Total contractual undiscounted cash outflow	88,133	85,008
Borrowings, Carrying amount	40,099	37,543
After 1 year but within 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, Contractual undiscounted cash outflow	8,350	4,251
Lease liabilities, Contractual undiscounted cash outflow	23,989	23,860
Trade and other payables and accrued charges, Contractual undiscounted cash outflow	0	0
Long-term payables, Contractual undiscounted cash outflow	111
Non-derivative financial liabilities, Total contractual undiscounted cash outflow	32,450	28,111
Borrowings, Carrying amount	7,662	3,773
After 2 years but within 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, Contractual undiscounted cash outflow	15,420	8,720
Lease liabilities, Contractual undiscounted cash outflow	54,653	63,003
Trade and other payables and accrued charges, Contractual undiscounted cash outflow	0	0
Long-term payables, Contractual undiscounted cash outflow	207
Non-derivative financial liabilities, Total contractual undiscounted cash outflow	70,280	71,723
Borrowings, Carrying amount	14,394	8,389
After 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, Contractual undiscounted cash outflow	21,190	2,007
Lease liabilities, Contractual undiscounted cash outflow	36,382	44,814
Trade and other payables and accrued charges, Contractual undiscounted cash outflow	0	0
Long-term payables, Contractual undiscounted cash outflow	0
Non-derivative financial liabilities, Total contractual undiscounted cash outflow	57,572	46,821
Borrowings, Carrying amount	¥ 16,078	¥ 1,475

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).